Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 39,712	$ 51,954	$ 79,635
Short-term marketable securities	6,766	31,143	51,072
Prepaid expenses and other current assets	1,901	4,396	4,041
Total current assets	48,379	87,493	134,748
Long-term marketable securities		0	11,719
Property and equipment, net	1,327	2,739	5,522
Right of use assets	27,717	28,980	31,350
Restricted cash	1,960	1,699	1,699
Other long-term assets	0	327	320
Total assets	79,383	121,238	185,358
Current liabilities:
Accounts payable	1,294	3,114	2,748
Accrued expenses	4,871	5,891	6,101
Lease liabilities, current portion	2,163	2,021	1,747
Term loan, current portion	0	10,000	833
Total current liabilities	8,328	21,026	11,429
Lease liabilities, net of current portion	25,647	26,761	28,851
Term loan, net of current portion	0	4,167	14,167
Other long-term liabilities	0	89	87
Total liabilities	33,975	52,043	54,534
Stockholders' equity:
Preferred stock, $0.001 par value; 10,000,000 shares authorized, no shares issued or outstanding at June 30, 2023 and December 31, 2022	0	0	0
Common stock, $0.001 par value; 200,000,000 shares authorized, 35,963,706 and 35,262,083 shares issued and outstanding at June 30, 2023 and December 31, 2022, respectively	36	35	35
Additional paid-in capital	337,382	331,023	310,936
Accumulated other comprehensive loss	(6)	(198)	(62)
Accumulated deficit	(292,004)	(261,665)	(180,085)
Total stockholders' equity	45,408	69,195	130,824
Total liabilities and stockholders' equity	$ 79,383	$ 121,238	$ 185,358